Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued compensation and benefits	$ 3,715	$ 3,969	$ 3,940
Customer deposits	296	544	930
Uninvoiced contract costs	80	671	1,914
Inventory received but not invoiced			972
Accrued term loan and revolving loan amendment and final payment fees	2,400	2,400	2,400
Accrued legal settlements	7,700	7,700	1,853
Accrued taxes	930	931	1,245
Accrued rebates and credits	32	677	1,076
Operating lease liabilities, current	548	607	958
Accrued warranty, current	1,449	1,433	767
Other accrued liabilities	7,743	8,938	3,775
Total accrued expenses and other current liabilities	$ 24,893	$ 27,870	$ 19,830